Fair value measurement and hierarchy (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Debentures | Volatility
Fair value measurement and hierarchy
Percentage of reasonably possible increase in unobservable input liabilities		5.00%
Percentage of reasonably possible decrease in unobservable input liabilities		(5.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities		$ 2,441,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities		$ 2,431,500
Debentures | Credit spread
Fair value measurement and hierarchy
Percentage of reasonably possible increase in unobservable input liabilities		2.00%
Percentage of reasonably possible decrease in unobservable input liabilities		(2.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities		$ 2,382,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities		$ 2,490,500
Derivative liabilities | Volatility
Fair value measurement and hierarchy
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Change in fair value of derivatives by percentage of reasonably possible increase in unobservable input liabilities	$ 378,000